OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT LIABILITIES
Schedule of other current liabilities

December 31, 2017
Thousand USD
Financial liabilities designated as fair value through profit or loss
As at January 1,	80,107
Fair value effect during the year	37,918
Interest paid back for distribution	—
Exchange difference	2,795

As at December 31,(Note a)	120,820

(a)	This transaction is related to the Silent Partnership in Japan, which was in Non-current liability as of December, 2016, and was reclassified into current liability as of December 31, 2017.